RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 02, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Dell Technologies is a large global organization which engages in millions of purchase, sales, and other transactions during the fiscal year. The Company enters into purchase and sales transactions with other publicly-traded and privately-held companies, as well as not-for-profit organizations that could be influenced by members of the Company's board of directors or the Company's executive officers. The Company enters into these arrangements in the ordinary course of its business. Transactions with related parties were immaterial for the fiscal years ended February 2, 2018 and February 3, 2017.